Transactions and Balances with Related Parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Transactions with Related Parties [Abstract]
Salary and related expenses to related parties employed in the Group (see B. below) – in respect of 3 persons*		$ 1,390	$ 682	$ 485
Notional interest and linkage for shareholder’s loan	[1]		8	55
Remuneration of directors - for four directors	[2]	$ 152	$ 57	$ 45

[1]	The shareholder’s loan was repaid in full in February 2021.
[2]	Including benefits recognized for share based payments.